Derivative Instruments and Hedging Activities	12 Months Ended
Mar. 31, 2011
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities
(25)	Derivative Instruments and Hedging Activities

Overall risk profile

The major manufacturing bases of the Company and its subsidiaries are located in Japan and Asia. The selling bases are located globally, and the Company and its subsidiaries generated approximately 45% of their sales from overseas for the year ended March 31, 2011. These overseas sales are mainly denominated in the U.S. dollar or Euro. As a result, the Company and its subsidiaries are exposed to market risks from changes in foreign currency exchange rates.

The Company's financing subsidiaries in the U.K., the U.S. and Singapore issue variable rate medium-term notes mainly through the Euro markets to finance their overseas long-term operating capital. As a result, the Company and its subsidiaries are exposed to market risks from changes in foreign currency exchange rates and interest rates.

The Company and its subsidiaries are also exposed to credit-related losses in the event of non-performance by counterparties to derivative financial instruments, but it is not expected that any counterparties will fail to meet their obligations because most of the counterparties are internationally recognized financial institutions that are rated A or higher and contracts are diversified into a number of major financial institutions.

The Company and its subsidiaries have an insignificant amount of derivative instruments containing credit-risk-related contingent features, such as provisions that require the Company's debt to maintain an investment grade credit rating from each of the major credit rating agencies.

Risk management policy

The Company and its subsidiaries assess foreign currency exchange rate risk and interest rate risk by continually monitoring changes in these exposures and by evaluating hedging opportunities. It is the Company's principal policy that the Company and its subsidiaries do not enter into derivative financial instruments for speculation purposes.

Foreign currency exchange rate risk management

The Company and its subsidiaries have assets and liabilities which are exposed to foreign currency exchange rate risk and, as a result, they enter into forward exchange contracts and cross currency swap agreements for the purpose of hedging these risk exposures.

In order to fix the future net cash flows principally from trade receivables and payables recognized, which are denominated in foreign currencies, the Company and its subsidiaries on a monthly basis measure the volume and due date of future net cash flows by currency. In accordance with the Company's policy, a certain portion of measured net cash flows is covered using forward exchange contracts, which principally mature within one year.

The Company and its subsidiaries enter into cross currency swap agreements with the same maturities as underlying debt to fix cash flows from long-term debt denominated in foreign currencies. The hedging relationship between the derivative financial instrument and its hedged item is highly effective in achieving offsetting changes in foreign currency exchange rates.

Interest rate risk management

The Company's and certain subsidiaries' exposure to interest rate risk is related principally to long-term debt obligations. Management believes it is prudent to minimize the variability caused by interest rate risk.

To meet this objective, the Company and certain subsidiaries principally enter into interest rate swaps to manage fluctuations in cash flows. The interest rate swaps entered into are receive-variable, pay-fixed interest rate swaps. Under the interest rate swaps, the Company and certain subsidiaries receive variable interest rate payments on long-term debt associated with medium-term notes and make fixed interest rate payments, thereby creating fixed interest rate long-term debt.

Certain financing subsidiaries mainly finance a portion of their operations using long-term debt with a fixed interest rate and lend funds at variable interest rates. Therefore, such companies are exposed to interest rate risk. Management believes it is prudent to minimize the variability caused by interest rate risk. To meet this objective, certain financing subsidiaries principally enter into interest rate swaps converting the fixed rate to a variable rate to manage fluctuations in fair value resulting from interest rate risk. Under the interest rate swaps, certain financing subsidiaries receive fixed interest rate payments associated with long-term debt, including medium-term notes, and make variable interest rate payments, thereby creating variable-rate long-term debt.

The hedging relationship between the interest rate swaps and its hedged item is highly effective in achieving offsetting changes in cash flows and fair value resulting from interest rate risk.

Fair value hedge

Changes in the fair value of both recognized assets and liabilities, and derivative financial instruments designated as fair value hedges of these assets and liabilities are recognized in other income (deductions). Derivative financial instruments designated as fair value hedges include forward exchange contracts associated with operating transactions, cross currency swap agreements and interest rate swaps associated with financing transactions.

Exchange loss for the year ended March 31, 2009 includes net gains of ¥169 million, which represent the component of hedging instruments excluded from the assessment of hedge effectiveness. Net gain or loss related to the ineffective portion of hedging instruments is not material for the year ended March 31, 2009.

Interest charges for the year ended March 31, 2009 include net losses of ¥466 million, which represent the component of hedging instruments excluded from the assessment of hedge effectiveness. Net gain or loss related to the ineffective portion of hedging instruments is not material for the year ended March 31, 2009.

Cash flow hedge

Foreign currency exposure:

Changes in the fair value of forward exchange contracts designated and qualifying as cash flow hedges of forecasted transactions are reported in accumulated other comprehensive income (AOCI). These amounts are reclassified into earnings in the same period as the hedged items affect earnings.

Exchange gain for the year ended March 31, 2009 includes net gains of ¥2,229 million, which represent the component of hedging instruments excluded from the assessment of hedge effectiveness. Net gain or loss related to the ineffective portion of hedging instruments is not material for the year ended March 31, 2009.

It is expected that a net gain of approximately ¥3,675 million recorded in AOCI relating to existing forward exchange contracts will be reclassified into other income or other deductions during the year ending March 31, 2012.

As of March 31, 2011, the maximum length of time over which the Company and its subsidiaries are hedging their exposure to the variability in future cash flows associated with foreign currency forecasted transactions is approximately 44 months.

Interest rate exposure:

Changes in fair values of interest rate swaps designated as hedging instruments for the variability of cash flows associated with long-term debt obligations are reported in AOCI. These amounts subsequently are reclassified into interest charges as a yield adjustment in the same period in which the hedged debt obligations affect earnings.

Interest charges for the year ended March 31, 2009 include net losses of ¥347 million, which represent the component of hedging instruments excluded from the assessment of hedge effectiveness. Interest charges for the year ended March 31, 2009 include a net gain of ¥553 million, which represents the component of hedge ineffectiveness.

It is expected that a net loss of approximately ¥101 million recorded in AOCI related to interest rate swaps will be reclassified into interest charges as a yield adjustment of the hedged debt obligations during the year ending March 31, 2012.

The contract or notional amounts of derivative financial instruments held as of March 31, 2011 and 2010 are summarized as follows:

	Yen (millions)
	2011	2010
Forward exchange contracts:
To sell foreign currencies	228,088	204,084
To buy foreign currencies	122,653	93,659
Cross currency swap agreements:
To sell foreign currencies	96,712	78,381
To buy foreign currencies	100,586	107,778
Interest rate swaps	280,951	354,492
Option contracts	7,221	935

The following tables, "Effective portion of derivatives designated as hedging instruments and related hedged items" and "Ineffective portion and amount excluded from effectiveness test," show the effects of derivative instruments for fair value hedges on the consolidated statement of operations for the year ended March 31, 2011:

Effective portion of derivatives designated as hedging instruments and related hedged items
Hedging instruments			Related hedged items
Derivatives	Location	Yen (millions)	Items	Location	Yen (millions)
Forward exchange contracts	Other income	8,955	Accounts receivable and accounts payable	Other income	(8,576)
Cross currency swap agreements	Interest charges	2,693	Long-term debt	Interest charges	(3,010)

		11,648			(11,586)

Ineffective portion and amount excluded from effectiveness test
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other income	(682)
Cross currency swap agreements	Other income	1,412
Interest rate swaps	Interest charges	54

		784

The following tables, "Effective portion of derivatives designated as hedging instruments and related hedged items" and "Ineffective portion and amount excluded from effectiveness test," show the effects of derivative instruments for fair value hedges on the consolidated statement of operations for the year ended March 31, 2010:

Effective portion of derivatives designated as hedging instruments and related hedged items
Hedging instruments			Related hedged items
Derivatives	Location	Yen (millions)	Items	Location	Yen (millions)
Forward exchange contracts	Other income	5,871	Accounts receivable and accounts payable	Other income	(5,877)
Cross currency swap agreements	Interest charges	(6,368)	Long-term debt	Interest charges	6,514

		(497)			637

Ineffective portion and amount excluded from effectiveness test
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other income	(175)
Cross currency swap agreements	Other income	3,206
Interest rate swaps	Interest charges	580

		3,611

The following tables, "Effective portion of derivatives designated as hedging instruments and related hedged items" and "Ineffective portion and amount excluded from effectiveness test," show the effects of derivative instruments for fair value hedges on the consolidated statement of operations for the quarter ended March 31, 2009:

Effective portion of derivatives designated as hedging instruments and related hedged items
Hedging instruments			Related hedged items
Derivatives	Location	Yen (millions)	Items	Location	Yen (millions)
Forward exchange contracts	Other deductions	(6,814)	Accounts receivable and accounts payable	Other deductions	5,832
	Other deductions	(590)	Short-term investments and short-term debt	Other deductions	614
Cross currency swap agreements	Other deductions	(3,036)	Investments and advances	Other deductions	3,053
	Interest charges	(3,115)	Long-term debt	Interest charges	2,900

		(13,555)			12,399

Ineffective portion and amount excluded from effectiveness test
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other deductions	227
Cross currency swap agreements	Other deductions	(2,065)
Interest rate swaps	Interest charges	(58)

		(1,896)

The following tables, "Gain (loss) recognized in OCI, Effective portion of derivatives designated as hedging instruments," "Gain (loss) reclassified from AOCI into consolidated statement of operations, Effective portion of derivatives designated as hedging instruments" and "Gain on derivatives designated as cash flow hedging instruments, Ineffective portion and amount excluded from effectiveness test" show the effect of derivative instruments for cash flow hedges on the consolidated statement of operations for the year ended March 31, 2011:

Gain (loss) recognized in OCI
Effective portion of derivatives designated as hedging instruments
Derivatives	Yen (millions)
Forward exchange contracts	(220)
Cross currency swap agreements	(153)
Interest rate swaps	1,879
Option contracts	781

2,287

Gain (loss) reclassified from AOCI into consolidated statement of operations
Effective portion of derivatives designated as hedging instruments
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other income	166
Cross currency swap agreements	Other income	(4,174)
Interest rate swaps	Interest charges	(173)
Option contracts	Other income	(701)

		(4,882)

Gain on derivatives designated as cash flow hedging instruments
Ineffective portion and amount excluded from effectiveness test
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other income	269
Cross currency swap agreements	Other income	66
Interest rate swaps	Interest charges	67

		402

The following tables, "Gain (loss) recognized in OCI, Effective portion of derivatives designated as hedging instruments," "Gain (loss) reclassified from AOCI into consolidated statement of operations, Effective portion of derivatives designated as hedging instruments" and "Gain (loss) on derivatives designated as cash flow hedging instruments, Ineffective portion and amount excluded from effectiveness test" show the effect of derivative instruments for cash flow hedges on the consolidated statement of operations for the year ended March 31, 2010:

Gain (loss) recognized in OCI
Effective portion of derivatives designated as hedging instruments
Derivatives	Yen (millions)
Forward exchange contracts	1,323
Cross currency swap agreements	2,435
Interest rate swaps	(2,469)
Option contracts	639

1,928

Gain (loss) reclassified from AOCI into consolidated statement of operations
Effective portion of derivatives designated as hedging instruments
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other income	(1,007)
Cross currency swap agreements	Other income	(7,536)
Interest rate swaps	Interest charges	1,756
Option contracts	Other income	(634)

		(7,421)

Gain (loss) on derivatives designated as cash flow hedging instruments
Ineffective portion and amount excluded from effectiveness test
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other income	245
Cross currency swap agreements	Other income	(3,378)
Interest rate swaps	Interest charges	589

		(2,544)

The following tables, "Gain (loss) recognized in OCI, Effective portion of derivatives designated as hedging instruments," "Gain (loss) reclassified from AOCI into consolidated statement of operations, Effective portion of derivatives designated as hedging instruments" and "Gain (loss) on derivatives designated as cash flow hedging instruments, Ineffective portion and amount excluded from effectiveness test" show the effect of derivative instruments for cash flow hedges on the consolidated statement of operations for the quarter ended March 31, 2009:

Gain (loss) recognized in OCI
Effective portion of derivatives designated as hedging instruments
Derivatives	Yen (millions)
Forward exchange contracts	638
Cross currency swap agreements	(1,685)
Interest rate swaps	(1,025)
Option contracts	8

(2,064)

Gain (loss) reclassified from AOCI into consolidated statement of operations
Effective portion of derivatives designated as hedging instruments
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other deductions	(1,623)
Cross currency swap agreements	Other deductions	(1,080)
Interest rate swaps	Interest income	830
Option contracts	Other deductions	(1,492)

		(3,365)

Gain (loss) on derivatives designated as cash flow hedging instruments
Ineffective portion and amount excluded from effectiveness test
Derivatives	Location	Yen (millions)
Forward exchange contracts	Other deductions	(1,598)
Cross currency swap agreements	Other deductions	(358)
Interest rate swaps	Interest income	120

		(1,836)